Warrants	12 Months Ended
Dec. 31, 2020
Disclosure of warrants [Abstract]
Warrants

13Warrants

Warrant activity for the years ended December 31, 2020 and 2019, was as follows:

			2020			2019
		Weighted			Weighted
		average			average
		exercise			exercise
	Number	price	Amount	Number	price	Amount
	#	$	$	#	$	$

Opening balance	134,766	6.53	332	192,458	5.84	415
Granted	3,069,501	3.72	3,775	–	–	–
Exercised	(611,888)	3.72	(753)	(14,423)	4.22	(21)
Expired	(134,766)	6.53	(332)	(43,269)	4.22	(62)
Closing balance	2,457,613	3.72	3,022	134,766	6.53	332

The fair values of warrants are estimated using the Black-Scholes option pricing model. The weighted average assumptions used in the Black-Scholes valuation model for the periods presented were as follows:

2020
Risk-free interest rate	0.27%
Market price	$3.12
Expected volatility	83%
Expected dividend yield	–
Expected life (years)	2